Guarantor Financial Information	3 Months Ended
Mar. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements [Text Block]

Note 19.	Guarantor Financial Information
On September 11, 2013, Sprint Corporation issued $2.25 billion aggregate principal amount of 7.250% notes due 2021 and $4.25 billion aggregate principal amount of 7.875% notes due 2023 in a private placement transaction with registration rights. On December 12, 2013, Sprint Corporation issued $2.5 billion aggregate principal amount of 7.125% notes due 2024 in a private placement transaction with registration rights. Each of these issuances are fully and unconditionally guaranteed by Sprint Communications, Inc. (Subsidiary Guarantor), which is a 100 percent owned subsidiary of Sprint Corporation (Parent/Issuer). In connection with the foregoing, the Company has entered into registration rights agreements with respect to the notes, each of which requires the Company and Sprint Communications, Inc. to use their reasonable best efforts to cause an offer to exchange the notes for a new issue of substantially identical exchange notes registered under the Securities Act of 1933 to be completed within 540 days after the closing date of the respective offerings. Under the Subsidiary Guarantor's revolving bank credit facility and other bank agreements, the Subsidiary Guarantor is currently restricted from paying cash dividends to the Parent/Issuer or any Non-Guarantor Subsidiary because the ratio of total indebtedness to adjusted EBITDA (each as defined in the applicable agreement) exceeds 2.5 to 1.0.
The guarantor financial information distinguishes between the Predecessor period relating to Sprint Communications for periods prior to the SoftBank Merger and the Successor period relating to Sprint Corporation (formerly Starburst II), for periods subsequent to the incorporation of Starburst II on October 5, 2012. The periods presented below do not include condensed consolidating financial statements for the Successor period as of December 31, 2012 or for the three months ended March 31, 2013 or 87 days ended December 31, 2012 because prior to the SoftBank Merger the financial information is already disclosed on the face of the consolidated financial statements. Additionally, as the Parent/Issuer column represents the activities of Sprint Corporation (formerly Starburst II). Also, no Parent/Issuer financial information exists for the Predecessor periods which are prior to the SoftBank Merger. We have accounted for investments in subsidiaries using the equity method. Presented below is the condensed consolidating financial information as of the Successor period ended March 31, 2014 and the Successor year ended December 31, 2013 and Predecessor year ended December 31, 2012, and for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, as well as for the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and the years ended December 31, 2012 and 2011.
CONDENSED CONSOLIDATING BALANCE SHEET

Successor
	As of March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$4,125	$845	$—	$4,970
Short-term investments	—	1,220	—	—	1,220
Accounts and notes receivable, net	74	27	3,607	(101)	3,607
Device and accessory inventory	—	—	982	—	982
Deferred tax assets	—	—	128	—	128
Prepaid expenses and other current assets	—	14	658	—	672
Total current assets	74	5,386	6,220	(101)	11,579
Investments	—	1,104	61	(1,019)	146
Investments in subsidiaries	25,316	25,588	—	(50,904)	—
Property, plant and equipment, net	—	—	16,299	—	16,299
Due from consolidated affiliate	—	18,234	—	(18,234)	—
Note receivable from consolidated affiliate	9,000	—	—	(9,000)	—
Intangible assets
Goodwill	—	—	6,383	—	6,383
FCC licenses and other	—	—	41,978	—	41,978
Definite-lived intangible assets, net	—	—	7,558	—	7,558
Other assets	133	133	613	(133)	746
Total assets	$34,523	$50,445	$79,112	$(79,391)	$84,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$—	$3,163	$—	$3,163
Accrued expenses and other current liabilities	78	493	5,074	(101)	5,544
Current portion of long-term debt, financing and capital lease obligations	—	—	991	—	991
Total current liabilities	78	493	9,228	(101)	9,698
Long-term debt, financing and capital lease obligations	9,000	15,027	8,779	(1,019)	31,787
Deferred tax liabilities	—	—	14,207	—	14,207
Note payable due to consolidated affiliate	—	9,000	—	(9,000)	—
Other liabilities	—	609	3,076	—	3,685
Due to consolidated affiliate	133	—	18,234	(18,367)	—
Total liabilities	9,211	25,129	53,524	(28,487)	59,377
Commitments and contingencies
Total stockholders' equity	25,312	25,316	25,588	(50,904)	25,312
Total liabilities and stockholders' equity	$34,523	$50,445	$79,112	$(79,391)	$84,689
CONDENSED CONSOLIDATING BALANCE SHEET

Successor
	As of December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$5,665	$699	$—	$6,364
Short-term investments	—	1,105	—	—	1,105
Accounts and notes receivable, net	160	7	3,569	(166)	3,570
Device and accessory inventory	—	—	1,205	—	1,205
Deferred tax assets	—	—	186	—	186
Prepaid expenses and other current assets	—	19	609	—	628
Total current assets	160	6,796	6,268	(166)	13,058
Investments	—	1,102	60	(1,019)	143
Investments in subsidiaries	25,593	25,536	—	(51,129)	—
Property, plant and equipment, net	—	—	16,164	—	16,164
Due from consolidated affiliate	—	17,110	—	(17,110)	—
Note receivable from consolidated affiliate	9,000	—	—	(9,000)	—
Intangible assets
Goodwill	—	—	6,434	—	6,434
FCC licenses and other	—	—	41,824	—	41,824
Definite-lived intangible assets, net	—	—	8,014	—	8,014
Other assets	135	135	323	(135)	458
Total assets	$34,888	$50,679	$79,087	$(78,559)	$86,095
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$—	$3,312	$—	$3,312
Accrued expenses and other current liabilities	162	515	5,852	(166)	6,363
Current portion of long-term debt, financing and capital lease obligations	—	—	994	—	994
Total current liabilities	162	515	10,158	(166)	10,669
Long-term debt, financing and capital lease obligations	9,000	15,088	8,948	(1,019)	32,017
Deferred tax liabilities	—	—	14,227	—	14,227
Note payable due to consolidated affiliate	—	9,000	—	(9,000)	—
Other liabilities	—	483	3,115	—	3,598
Due to consolidated affiliate	142	—	17,103	(17,245)	—
Total liabilities	9,304	25,086	53,551	(27,430)	60,511
Commitments and contingencies
Total stockholders' equity	25,584	25,593	25,536	(51,129)	25,584
Total liabilities and stockholders' equity	$34,888	$50,679	$79,087	$(78,559)	$86,095
CONDENSED CONSOLIDATING BALANCE SHEET

Predecessor
	As of December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$5,218	$1,133	$—	$6,351
Short-term investments	1,849	—	—	1,849
Accounts and notes receivable, net	9	3,656	(7)	3,658
Device and accessory inventory	—	1,200	—	1,200
Deferred tax assets	—	1	—	1
Prepaid expenses and other current assets	16	684	—	700
Total current assets	7,092	6,674	(7)	13,759
Investments	1,276	796	(1,019)	1,053
Investments in subsidiaries	5,294	—	(5,294)	—
Property, plant and equipment, net	—	13,607		13,607
Due from consolidated affiliate	11,133	—	(11,133)	—
Intangible assets
Goodwill	—	359	—	359
FCC licenses and other	—	20,677	—	20,677
Definite-lived intangible assets, net	—	1,335	—	1,335
Other assets	221	559	—	780
Total assets	$25,016	$44,007	$(17,453)	$51,570
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$—	$3,487	$—	$3,487
Accrued expenses and other current liabilities	251	4,764	(7)	5,008
Current portion of long-term debt, financing and capital lease obligations	—	379	—	379
Total current liabilities	251	8,630	(7)	8,874
Long-term debt, financing and capital lease obligations	16,617	8,364	(1,019)	23,962
Deferred tax liabilities	—	7,047	—	7,047
Other liabilities	1,061	3,539	—	4,600
Due to consolidated affiliate	—	11,133	(11,133)	—
Total liabilities	17,929	38,713	(12,159)	44,483
Commitments and contingencies
Total stockholders' equity	7,087	5,294	(5,294)	7,087
Total liabilities and stockholders' equity	$25,016	$44,007	$(17,453)	$51,570

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Successor
	For the Three Months Ended March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$—	$8,875	$—	$8,875
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	—	4,660	—	4,660
Selling, general and administrative	—	—	2,371	—	2,371
Severance, exit costs and asset impairments	—	—	127	—	127
Depreciation	—	—	868	—	868
Amortization	—	—	429	—	429
	—	—	8,455	—	8,455
Operating (loss) income	—	—	420	—	420
Other (expense) income:
Interest income	169	20	4	(189)	4
Interest expense	(166)	(373)	(166)	189	(516)
(Losses) earnings of subsidiaries	(154)	199	—	(45)	—
Other expense, net	—	—	(3)	—	(3)
	(151)	(154)	(165)	(45)	(515)
(Loss) income before income taxes	(151)	(154)	255	(45)	(95)
Income tax expense	—	—	(56)	—	(56)
Net (loss) income	(151)	(154)	199	(45)	(151)

Other comprehensive loss	(145)	(145)	(147)	292	(145)
Comprehensive (loss) income	$(296)	$(299)	$52	$247	$(296)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Successor
	For the Year ended December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$—	$16,891	$—	$16,891
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	—	9,777	—	9,777
Selling, general and administrative	36	—	4,805	—	4,841
Severance, exit costs and asset impairments	—	—	309	—	309
Depreciation	—	—	2,026	—	2,026
Amortization	—	—	908	—	908
	36	—	17,825	—	17,861
Operating loss	(36)	—	(934)	—	(970)
Other (expense) income:
Interest income	189	40	6	(200)	35
Interest expense	(163)	(548)	(407)	200	(918)
(Losses) earnings of subsidiaries	(1,831)	(1,320)	—	3,151	—
Other (expense) income, net	(15)	(3)	56	—	38
	(1,820)	(1,831)	(345)	3,151	(845)
(Loss) income before income taxes	(1,856)	(1,831)	(1,279)	3,151	(1,815)
Income tax expense	(4)	—	(41)	—	(45)
Net (loss) income	(1,860)	(1,831)	(1,320)	3,151	(1,860)

Other comprehensive income	102	102	93	(195)	102
Comprehensive (loss) income	$(1,758)	$(1,729)	$(1,227)	$2,956	$(1,758)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the 191 Days Ended July 10, 2013
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$18,602	$—	$18,602
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	10,545	—	10,545
Selling, general and administrative	—	5,067	—	5,067
Severance, exit costs and asset impairments	—	652	—	652
Depreciation	—	3,098	—	3,098
Amortization	—	147	—	147
Other, net	—	(22)	—	(22)
	—	19,487	—	19,487
Operating loss	—	(885)	—	(885)
Other (expense) income:
Interest income	61	15	(43)	33
Interest expense	(842)	(336)	43	(1,135)
Equity in losses of unconsolidated investments, net	—	(482)	—	(482)
Gain on previously-held equity interests	—	2,926	—	2,926
(Losses) earnings of subsidiaries	(365)	—	365	—
Other expense, net	(12)	(2)	—	(14)
	(1,158)	2,121	365	1,328
(Loss) income before income taxes	(1,158)	1,236	365	443
Income tax expense	—	(1,601)	—	(1,601)
Net (loss) income	(1,158)	(365)	365	(1,158)

Other comprehensive income	23	35	(35)	23
Comprehensive (loss) income	$(1,135)	$(330)	$330	$(1,135)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Three Months Ended March 31, 2013 (Unaudited)
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$8,793	$—	$8,793
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	4,933	—	4,933
Selling, general and administrative	—	2,336	—	2,336
Severance, exit costs and asset impairments	—	25	—	25
Depreciation	—	1,422	—	1,422
Amortization	—	70	—	70
Other, net	—	(22)	—	(22)
	—	8,764	—	8,764
Operating (loss) income	—	29	—	29
Other (expense) income:
Interest income	29	6	(21)	14
Interest expense	(292)	(161)	21	(432)
Equity in losses of unconsolidated investments, net	—	(202)	—	(202)
(Losses) earnings of subsidiaries	(368)	—	368	—
Other expense, net	(12)	(2)	—	(14)
	(643)	(359)	368	(634)
(Loss) income before income taxes	(643)	(330)	368	(605)
Income tax expense	—	(38)	—	(38)
Net (loss) income	(643)	(368)	368	(643)

Other comprehensive income	14	15	(15)	14
Comprehensive (loss) income	$(629)	$(353)	$353	$(629)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Year Ended December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$35,345	$—	$35,345
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	20,841	—	20,841
Selling, general and administrative	—	9,765	—	9,765
Severance, exit costs and asset impairments	—	298	—	298
Depreciation	—	6,240	—	6,240
Amortization	—	303	—	303
Other, net	—	(282)	—	(282)
	—	37,165	—	37,165
Operating loss	—	(1,820)	—	(1,820)
Other (expense) income:
Interest income	112	34	(81)	65
Interest expense	(907)	(602)	81	(1,428)
Equity in losses of unconsolidated investments, net	—	(1,114)	—	(1,114)
(Losses) earnings of subsidiaries	(3,530)	—	3,530	—
Other (expense) income, net	(1)	126	—	125
	(4,326)	(1,556)	3,530	(2,352)
(Loss) income before income taxes	(4,326)	(3,376)	3,530	(4,172)
Income tax expense	—	(154)	—	(154)
Net (loss) income	(4,326)	(3,530)	3,530	(4,326)

Other comprehensive loss	(341)	(339)	339	(341)
Comprehensive (loss) income	$(4,667)	$(3,869)	$3,869	$(4,667)
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

Predecessor
	For the Year Ended December 31, 2011
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net operating revenues	$—	$33,679	$—	$33,679
Net operating expenses:
Cost of services and products (exclusive of depreciation and amortization included below)	—	19,015	—	19,015
Selling, general and administrative	—	9,592	—	9,592
Severance, exit costs and asset impairments	—	106	—	106
Depreciation	—	4,455	—	4,455
Amortization	—	403	—	403
Other, net	—	—	—	—
	—	33,571	—	33,571
Operating (loss) income	—	108	—	108
Other (expense) income:
Interest income	125	5	(94)	36
Interest expense	(370)	(735)	94	(1,011)
Equity in losses of unconsolidated investments, net	—	(1,730)	—	(1,730)
(Losses) earnings of subsidiaries	(2,645)	—	2,645	—
Other expense, net	—	(39)	—	(39)
	(2,890)	(2,499)	2,645	(2,744)
(Loss) income before income taxes	(2,890)	(2,391)	2,645	(2,636)
Income tax expense	—	(254)	—	(254)
Net (loss) income	(2,890)	(2,645)	2,645	(2,890)

Other comprehensive loss	(290)	(294)	294	(290)
Comprehensive (loss) income	$(3,180)	$(2,939)	$2,939	$(3,180)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Successor
	For the Three Months Ended March 31, 2014
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$(483)	$1,005	$—	$522
Cash flows from investing activities:
Capital expenditures	—	—	(1,488)	—	(1,488)
Expenditures relating to FCC licenses	—	—	(152)	—	(152)
Proceeds from sales and maturities of short-term investments	—	920	—	—	920
Purchases of short-term investments	—	(1,035)	—	—	(1,035)
Change in amounts due from/due to consolidated affiliates	—	(941)	—	941	—
Other, net	—	—	(1)	—	(1)
Net cash(used in) provided by investing activities	—	(1,056)	(1,641)	941	(1,756)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	—	—	(159)	—	(159)
Debt financing costs	—	(1)	—	—	(1)
Change in amounts due from/due to consolidated affiliates	—	—	941	(941)	—
Net cash (used in) provided by financing activities	—	(1)	782	(941)	(160)
Net (decrease) increase in cash and cash equivalents	—	(1,540)	146	—	(1,394)
Cash and cash equivalents, beginning of period	—	5,665	699	—	6,364
Cash and cash equivalents, end of period	$—	$4,125	$845	$—	$4,970

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Successor
	For the Year Ended December 31, 2013
	Parent/Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$9	$(458)	$388	$—	$(61)
Cash flows from investing activities:
Capital expenditures	—	—	(3,847)	—	(3,847)
Expenditures relating to FCC licenses	—	—	(146)	—	(146)
Acquisitions, net of cash acquired	(16,640)	2,528	—	—	(14,112)
Proceeds from sales and maturities of short-term investments	—	1,715	—	—	1,715
Purchases of short-term investments	—	(1,719)	—	—	(1,719)
Change in amounts due from/due to consolidated affiliates	—	(7,189)	—	7,189	—
Investment in consolidated affiliate	(1,900)	—	—	1,900	—
Intercompany note advance to consolidated affiliate	(8,861)	—	—	8,861	—
Other, net	—	—	1	—	1
Net cash (used in) provided by investing activities	(27,401)	(4,665)	(3,992)	17,950	(18,108)
Cash flows from financing activities:
Proceeds from debt and financings	9,000	—	500	—	9,500
Repayments of debt and capital lease obligations	—	—	(3,378)	—	(3,378)
Debt financing costs	(139)	—	(8)	—	(147)
Proceeds from issuance of common stock and warrants, net	18,540	27	—	—	18,567
Change in amounts due from/due to consolidated affiliates	—	—	7,189	(7,189)	—
Intercompany note advance from parent	—	8,861	—	(8,861)	—
Equity contribution from parent	—	1,900	—	(1,900)	—
Other, net	(14)	—	—	—	(14)
Net cash provided by (used in) financing activities	27,387	10,788	4,303	(17,950)	24,528
Net (decrease) increase in cash and cash equivalents	(5)	5,665	699	—	6,359
Cash and cash equivalents, beginning of period	5	—	—	—	5
Cash and cash equivalents, end of period	$—	$5,665	$699	$—	$6,364
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the 191 Days Ended July 10, 2013
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(559)	$3,230	$—	$2,671
Cash flows from investing activities:
Capital expenditures	—	(3,140)	—	(3,140)
Expenditures relating to FCC licenses	—	(125)	—	(125)
Acquisitions, net of cash acquired	(4,039)	—	—	(4,039)
Investment in Clearwire (including debt securities)	—	(308)	—	(308)
Proceeds from sales and maturities of short-term investments	2,445	—	—	2,445
Purchases of short-term investments	(1,221)	—	—	(1,221)
Change in amounts due from/due to consolidated affiliates	(372)	—	372	—
Other, net	—	3	—	3
Net cash (used in) provided by investing activities	(3,187)	(3,570)	372	(6,385)
Cash flows from financing activities:
Proceeds from debt and financings	—	204	—	204
Repayments of debt and capital lease obligations	—	(362)	—	(362)
Debt financing costs	(11)	—	—	(11)
Proceeds from issuance of common stock and warrants, net	60	—	—	60
Change in amounts due from/due to consolidated affiliates	—	372	(372)	—
Net cash provided by (used in) financing activities	49	214	(372)	(109)
Net decrease in cash and cash equivalents	(3,697)	(126)	—	(3,823)
Cash and cash equivalents, beginning of period	5,218	1,133	—	6,351
Cash and cash equivalents, end of period	$1,521	$1,007	$—	$2,528
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Three Months Ended March 31, 2013 (Unaudited)
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(210)	$1,150	$—	$940
Cash flows from investing activities:
Capital expenditures	—	(1,381)	—	(1,381)
Expenditures relating to FCC licenses	—	(55)	—	(55)
Investment in Clearwire (including debt securities)	—	(80)	—	(80)
Proceeds from sales and maturities of short-term investments	1,281	—	—	1,281
Purchases of short-term investments	(926)	—	—	(926)
Change in amounts due from/due to consolidated affiliates	(236)	—	236	—
Other, net	—	3	—	3
Net cash used in investing activities	119	(1,513)	236	(1,158)
Cash flows from financing activities:
Proceeds from debt and financings	—	204	—	204
Repayments of debt and capital lease obligations	—	(59)	—	(59)
Debt financing costs	(10)	—	—	(10)
Proceeds from issuance of common stock and warrants, net	7	—	—	7
Change in amounts due from/due to consolidated affiliates	—	236	(236)	—
Net cash provided by (used in) financing activities	(3)	381	(236)	142
Net increase (decrease) in cash and cash equivalents	(94)	18	—	(76)
Cash and cash equivalents, beginning of period	5,218	1,133	—	6,351
Cash and cash equivalents, end of period	$5,124	$1,151	$—	$6,275
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Year Ended December 31, 2012
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(728)	$3,727	$—	$2,999
Cash flows from investing activities:
Capital expenditures	—	(4,261)	—	(4,261)
Expenditures relating to FCC licenses	—	(198)	—	(198)
Investment in Clearwire (including debt securities)	—	(228)	—	(228)
Proceeds from sales and maturities of short-term investments	1,513	—	—	1,513
Purchases of short-term investments	(3,212)	—	—	(3,212)
Change in amounts due from/due to consolidated affiliates	(5,610)	—	5,610	—
Other, net	—	11	—	11
Net cash (used in) provided by investing activities	(7,309)	(4,676)	5,610	(6,375)
Cash flows from financing activities:
Proceeds from debt and financings	8,880	296	—	9,176
Repayments of debt and capital lease obligations	—	(4,791)	—	(4,791)
Debt financing costs	(105)	(29)	—	(134)
Proceeds from issuance of common stock and warrants, net	29	—	—	29
Change in amounts due from/due to consolidated affiliates	—	5,610	(5,610)	—
Net cash provided by (used in) financing activities	8,804	1,086	(5,610)	4,280
Net increase (decrease) in cash and cash equivalents	767	137	—	904
Cash and cash equivalents, beginning of period	4,451	996	—	5,447
Cash and cash equivalents, end of period	$5,218	$1,133	$—	$6,351
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Predecessor
	For the Year Ended December 31, 2011
	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(319)	$4,010	$—	$3,691
Cash flows from investing activities:
Capital expenditures	—	(3,130)	—	(3,130)
Expenditures relating to FCC licenses	—	(258)	—	(258)
Reimbursements relating to FCC licenses	—	135	—	135
Investment in Clearwire (including debt securities)	—	(331)	—	(331)
Proceeds from sales and maturities of short-term investments	980	—	—	980
Purchases of short-term investments	(830)	—	—	(830)
Change in amounts due from/due to consolidated affiliates	(3,429)	—	3,429	—
Other, net	—	(9)	—	(9)
Net cash used in investing activities	(3,279)	(3,593)	3,429	(3,443)
Cash flows from financing activities:
Proceeds from debt and financings	4,000	—	—	4,000
Repayments of debt and capital lease obligations	(250)	(3,656)	—	(3,906)
Debt financing costs	(86)	—	—	(86)
Proceeds from issuance of common stock and warrants, net	18	—	—	18
Change in amounts due from/due to consolidated affiliates	—	3,429	(3,429)	—
Net cash provided by (used in) financing activities	3,682	(227)	(3,429)	26
Net increase (decrease) in cash and cash equivalents	84	190	—	274
Cash and cash equivalents, beginning of period	4,367	806	—	5,173
Cash and cash equivalents, end of period	$4,451	$996	$—	$5,447